Label	Element	Value
Innovator International Developed Power Buffer ETF - May | iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: 0.77 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.30%
Innovator International Developed Power Buffer ETF - May | iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: 77.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%
Innovator International Developed Power Buffer ETF - May | iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: 65.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator International Developed Power Buffer ETF - May | iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: 93.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)